Notes	6 Months Ended
Jun. 30, 2019
Disclosure of interim financial reporting [Abstract]
Description of accounting policies and methods of computation followed in interim financial statements [text block]
Notes
for the six months ended 30 June 2019

1 Basis of preparation

The financial statements in this report have been prepared in accordance with the historic cost convention except for certain financial instruments which are stated at fair value. The group’s accounting policies used in the preparation of these financial statements are in terms of the JSE Listings Requirements and are consistent with those used in the annual financial statements for the year ended 31 December 2018, except for the adoption of new or amended standards applicable from 1 January 2019.

As a result of adopting IFRS 16 Leases, the group has changed its accounting policies. The impact of adopting IFRS 16 Leases and the new accounting policy are disclosed in note 17.

The condensed consolidated interim financial statements of AngloGold Ashanti have been prepared in compliance with the framework concepts and the measurement and recognition requirements of IAS 34, IFRS as issued by the International Accounting Standards Board, the South African Institute of Chartered Accountants Financial Reporting Guides as issued by the Accounting Practices Committee, Financial Reporting Pronouncements as issued by the Financial Reporting Standards Council, JSE Listings Requirements and in the manner required by the South African Companies Act, 2008 (as amended) for the preparation of financial information of the group for the six months ended 30 June 2019. These financial statements should be read in conjunction with the Company’s audited consolidated financial statements and the notes thereto as at and for the year ended 31 December 2018.

Based on materiality, certain comparatives have been aggregated.